Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	£ 173,692	£ 177,421
Deposits by banks	17,824	12,708
Repurchase agreements - non trading	10,910	1,076
Debt securities in issue	55,906	48,860
Financial investments	3,601	3,793
Loans and advances to customers	201,619	199,332
Loans and advances to banks	3,515	3,466
Reverse repurchase agreements - non trading	21,127	2,614
Financial investments		17,611
Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,228
Financial assets	233,489	214,170
Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	261,933	243,858
Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	173,692	177,421
Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	17,824	12,708
Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	10,910	1,076
Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	55,906	48,860
Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	3,601	3,793
Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	201,619	199,332
Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	3,515	3,466
Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	21,127	2,614
Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		8,758
Level 1 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	6,390
Financial assets	6,390	6,435
Level 1 [member] | Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		6,435
Level 2 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	720
Financial assets	24,878	14,053
Level 2 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	88,323	68,263
Level 2 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	21
Level 2 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16,859	12,164
Level 2 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	10,923	1,085
Level 2 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	56,695	50,641
Level 2 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	3,825	4,373
Level 2 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers		6,331
Level 2 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	3,028	2,897
Level 2 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	21,130	2,614
Level 2 [member] | Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		2,211
Level 3 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	204,839	195,883
Level 3 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	174,739	178,120
Level 3 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	173,762	177,563
Level 3 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	977	557
Level 3 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	0
Level 3 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0
Level 3 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	0
Level 3 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	204,391	195,327
Level 3 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	448	556
Fair Value [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,110
Financial assets	236,107	216,371
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	263,062	246,383
Fair Value [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	173,783	177,563
Fair Value [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	17,836	12,721
Fair Value [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	10,923	1,085
Fair Value [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	56,695	50,641
Fair Value [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	3,825	4,373
Fair Value [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	204,391	201,658
Fair Value [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	3,476	3,453
Fair Value [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	£ 21,130	2,614
Fair Value [member] | Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		£ 8,646